SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2019
SHAREHOLDERS' EQUITY
SHAREHOLDERS' EQUITY

14) SHAREHOLDERS’ EQUITY

a) Share Capital

	2019		2018		2017
Authorized: unlimited number of common shares Issued: (thousands)	Shares	Amount	Shares	Amount	Shares	Amount
Balance, beginning of year	239,411	$3,337,608	242,129	$3,386,946	240,483	$3,365,962
Issued for cash:
Purchase of common shares under Normal Course Issuer Bid	(18,231)	(253,920)	(5,925)	(82,596)	—	—
Stock Option Plan	—	—	668	9,138	—	—
Non-cash:
Share-based compensation – settled(1)	564	4,406	2,539	23,389	1,646	20,984
Stock Option Plan – exercised	—	—	—	731	—	—
Balance, end of year	221,744	$3,088,094	239,411	$3,337,608	242,129	$3,386,946

(1)	The amount of shares issued on LTI settlement is net of employee withholding taxes in 2019.

The Company is authorized to issue an unlimited number of common shares without par value.

For the year ended December 31, 2019, Enerplus declared dividends of $0.12 per weighted average common share totaling $27.7 million (December 31, 2018 – $0.12 per share and $29.3 million, December 31, 2017 – $0.12 per share and $29.0 million).

On March 21, 2019, Enerplus renewed its Normal Course Issuer Bid (“NCIB”) to continue to repurchase shares through the facilities of the Toronto Stock Exchange (the “TSX”), New York Stock Exchange and/or alternative Canadian trading systems. Pursuant to the NCIB, the Company was permitted to repurchase for cancellation up to 16,673,015 common shares over a period of twelve months commencing on March 26, 2019. All repurchases are made in accordance with the NCIB at prevailing market prices plus brokerage fees, with consideration allocated to share capital up to the average carrying amount of the shares, and any excess is allocated to accumulated deficit. On November 7, 2019, the Company’s Board of Directors approved an increase to the maximum number of common shares that may be repurchased under the NCIB for up to 10% of the public float (or an additional 7,145,578 common shares) until the expiry of the NCIB on March 25, 2020.

For the year ended December 31, 2019, the Company repurchased 18,231,401 common shares under the NCIB at an average price of $9.80 per share, for total consideration of $178.8 million. Of the amount paid, $253.9 million was charged to share capital and $75.1 million was credited to accumulated deficit.

For the year ended December 31, 2018, the Company repurchased 5,925,084 common shares under the NCIB at an average price of $13.33 per share, for total consideration of $79.0 million. Of the amount paid, $82.6 million was charged to share capital and $3.6 million was credited to accumulated deficit.

Subsequent to the year, and up to February 20, 2020, the Company repurchased approximately 340,000 common shares under the NCIB at an average price of $7.44 per share, for total consideration of $2.5 million. The Company also received approval from the Board of Directors to renew the NCIB upon expiry of the existing term on March 25, 2020, subject to approval by the TSX. The proposed renewal is anticipated to be for 10% of the public float (within the meaning under the TSX rules), consistent with the current bid.

b) Share-based Compensation

The following table summarizes Enerplus' share-based compensation expense, which is included in General and Administrative expense on the Consolidated Statements of Income/(Loss):

($ thousands)	2019	2018	2017
Cash:
Long-term incentive plans expense	$689	$133	$997
Non-Cash:
Long-term incentive plans expense	22,324	25,917	22,576
Equity swap (gain)/loss	308	(210)	184
Share-based compensation expense	$23,321	$25,840	$23,757

i)  LTI Plans

The following table summarizes the PSU, RSU and DSU activity for the twelve months ended December 31, 2019:

For the year ended December 31, 2019	Cash-settled LTI Plans	Equity-settled LTI Plans		Total
(thousands of units)	DSU	PSU(1)	RSU
Balance, beginning of year	391	1,371	1,753	3,515
Granted	99	817	862	1,778
Vested	(68)	—	(1,007)	(1,075)
Forfeited	—	(49)	(77)	(126)
Balance, end of year	422	2,139	1,531	4,092

(1)	Based on underlying awards before any effect of the performance multiplier.

Cash-settled LTI Plans

For the year ended December 31, 2019, the Company made cash payments of $0.9 million related to its cash-settled plans (2018 – $0.5 million, 2017 – $0.1 million).

As of December 31, 2019, a liability of $3.9 million (December 31, 2018 – $4.1 million) with respect to the Director DSU Plan has been recorded to Accounts Payable on the Consolidated Balance Sheets.

Equity-settled LTI Plans

The following table summarizes the cumulative share-based compensation expense recognized to-date which is recorded to Paid-in Capital on the Consolidated Balance Sheets. Unrecognized amounts will be recorded to non-cash share-based compensation expense over the remaining vesting terms.

At December 31, 2019 ($ thousands, except for years)	PSU(1)	RSU	Total
Cumulative recognized share-based compensation expense	$30,768	$13,495	$44,263
Unrecognized share-based compensation expense	11,971	5,582	17,553
Fair value	$42,739	$19,077	$61,816
Weighted-average remaining contractual term (years)	1.7	1.4
(1)	Includes estimated performance multipliers.

The Company directly withholds shares on PSU and RSU settlements for tax-withholding purposes. For the year ended December 31, 2019, $5.0 million (2018, 2017 – nil) in cash withholding taxes were paid.

ii) Stock Option Plan

At December 31, 2019, all stock options are fully vested and all non-cash share-based compensation expense has been fully recognized.

The following table summarizes the stock option plan activity for the year ended December 31, 2019:

	Number of Options	Weighted Average
Year ended December 31, 2019	(thousands)	Exercise Price
Options outstanding, beginning of year	4,131	$17.12
Exercised	—	—
Forfeited	(96)	15.22
Expired	(1,928)	20.35
Options outstanding and exercisable, end of year	2,107	$14.24

At December 31, 2019, 2,106,944 options were exercisable at a weighted average exercise price of $14.24 with a weighted average remaining contractual term of 0.2 years, giving an aggregate intrinsic value of nil (December 31, 2018 – nil, December 31, 2017 – nil).

c) Basic and Diluted Net Income/(Loss) Per Share

Net income/(loss) per share has been determined as follows:

(thousands, except per share amounts)	2019	2018	2017
Net income/(loss)	$(259,720)	$378,279	$236,998

Weighted average shares outstanding – Basic	231,334	244,076	241,929
Dilutive impact of share-based compensation(1)	—	3,185	5,945
Weighted average shares outstanding – Diluted	231,334	247,261	247,874
Net income/(loss) per share
Basic	$(1.12)	$1.55	$0.98
Diluted	$(1.12)	$1.53	$0.96

(1)	For the year ended December 31, 2019, the impact of share-based compensation was anti-dilutive as a conversion to shares would not increase the loss per share.